COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITY

Maturity Analysis of Lease Liability: The following table presents the undiscounted cash flows for the operating lease liability as of March 31, 2026, reconciled to the present value:

Year	Undiscounted Cash Flows	Present Value
2026 - 9 months	$49,500	$42,227
2027 - 12 months	66,000	62,645
2028 - 1 month	5,500	5,500
Total Remaining	$121,000	$110,372

Maturity Analysis of Lease Liability: The following table presents the undiscounted cash flows for the operating lease liability as of December 31, 2025, reconciled to the present value:

Year	Undiscounted Cash Flows	Present Value
2026 - 12 months	66,000	55,822
2028 - 12 months	66,000	62,645
2029 - 1 month	5,500	5,500
Total Remaining	$137,500	$123,967